Other Accrued Liabilities	6 Months Ended
Jun. 30, 2022
Schedule of other accrued liabilities [Abstract]
Other Accrued Liabilities

Note 6

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Professional consultants’ expenses	$177,401	$244,245
Vendor liabilities	53,681	16,954
Related party expenses	20,445	6,877
Accrued board fees	72,238	137,002
Accrued commitment fee	200,000	200,000
Other accrued expenses	10,835	61,371

Total other accrued liabilities	$534,600	$666,449